UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                New York, NY                05/15/2006
---------------                ------------                ----------
 [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                                        FORM 13F    INFORMATION       TABLE
                               TITLE
                               OF                    VALUE      SHARES/ SH/ PUT/ INVESTMENT OTHER     VOTING     AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP         (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS  SOLE      SHARED     NONE
------------------------------ ------  ---------     --------   ------- --- ---- -------    --------- --------  --------   --------

ACCO Brands Corp.              COM     00081t108      30636   1,380,000 SH       DEFINED    01        1,380,000
Acxiom Corp.                   COM       5125109      54799   2,120,700 SH       DEFINED    01        2,120,700
Affordable Residential Communi COM       8273104       6723     640,251 SH       DEFINED    01          640,251
Aleris International Inc.      COM      14477103      42566     885,500 SH       DEFINED    01          885,500
Altria Group                   COM     02209s103      31887     450,000 SH       DEFINED    01          450,000
Altria Group                   COM     02209s103      62003     875,000 CALL     DEFINED    01          875,000
Altria Group                   COM     02209s103      31887     450,000 PUT      DEFINED    01          450,000
Aquila Inc.                    COM     03840p102      19259   4,826,800 SH       DEFINED    01        4,826,800
Atlas America Inc.             COM      49167109      71366   1,492,700 SH       DEFINED    01        1,492,700
Bearingpoint Inc.              COM      74002106      24483   2,883,700 SH       DEFINED    01        2,883,700
Brink's Co                     COM     109696104      52029   1,025,000 SH       DEFINED    01        1,025,000
CBRL Group Inc.                COM     12489v106      28542     650,000 SH       DEFINED    01          650,000
California Coastal Communities COM     129915203       8247     222,300 SH       DEFINED    01          222,300
Carrizo Oil and Gas Inc.       COM     144577103       3716     150,000 SH       DEFINED    01          150,000
Cendant Corp                   COM     151313103      20386   1,175,000 SH       DEFINED    01        1,175,000
Cendant Corp                   COM     151313103      43375   2,500,000 CALL     DEFINED    01        2,500,000
Chaparral Steel Co.            COM     159423102      19593     301,800 SH       DEFINED    01          301,800
Chiron Corp.                   COM     170040109      34674     756,900 SH       DEFINED    01          756,900
Coinmach Corp- Class A         COM     19259w206       4614     490,800 SH       DEFINED    01          490,800
Courtside Acquisition Corp.    COM     22274n102       2156     400,000 SH       DEFINED    01          400,000
Covanta Holding Corp           COM    2.228E+106       4616     276,900 SH       DEFINED    01          276,900
Federated Department Stores    COM     31410h101      32850     450,000 SH       DEFINED    01          450,000
First Data Corp                COM     319963104      46352     990,000 SH       DEFINED    01          990,000
Flowserve Corp                 COM     34354p105      37921     650,000 SH       DEFINED    01          650,000
Forest Oil Corp.               COM     346091705      45218   1,216,200 SH       DEFINED    01        1,216,200
Freescale Semiconductor        COM     35687m107      25724     925,000 SH       DEFINED    01          925,000
Gencorp Inc.                   COM     368682100      40073   1,950,000 SH       DEFINED    01        1,950,000
Horizon Lines Inc.             COM     44044k101      21254   1,640,000 SH       DEFINED    01        1,640,000
Huntsman Corp                  COM     447011107       5039     261,100 SH       DEFINED    01          261,100
Hypercom Corp.                 COM     44913m105      36038   3,875,000 SH       DEFINED    01        3,875,000
Image Entertainment Inc.       COM     452439201       2105     568,881 SH       DEFINED    01          568,881
Intrawest Corporation          COM     460915200      22224     650,000 SH       DEFINED    01          650,000
iShares Russell 2000           COM     464287655     193724   2,550,000 PUT      DEFINED    01        2,550,000
Jacuzzi Brands Inc.            COM     469865109      17170   1,746,700 SH       DEFINED    01        1,746,700
Lexar Media Inc.               COM     52886p104       5105     595,000 SH       DEFINED    01          595,000
MI Developments Inc.           COM     55304x104      34530     989,400 SH       DEFINED    01          989,400
Mariner Energy Inc             COM     56845t305      25638   1,250,000 SH       DEFINED    01        1,250,000
Mirant Corp                    COM     60467r100      43125   1,725,000 SH       DEFINED    01        1,725,000

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Nelnet Inc.                    COM     64031n108      61434   1,475,000 SH       DEFINED    01        1,475,000
Nextel Partners                COM     65333f107      24072     850,000 PUT      DEFINED    01          850,000
Novelis Inc.                   COM     67000x106      30855   1,500,000 SH       DEFINED    01        1,500,000
PHH Corporation                COM     693320202      30705   1,150,000 SH       DEFINED    01        1,150,000
Penn Virginia Corp             COM     707882106      37630     530,000 SH       DEFINED    01          530,000
Pep Boys                       COM     713278109      39588   2,620,000 SH       DEFINED    01        2,620,000
PetroHawk Energy Corp          COM     716495106      38604   2,817,800 SH       DEFINED    01        2,817,800
Reliant Energy Inc             COM     75952b105      24863   2,350,000 SH       DEFINED    01        2,350,000
Resource America               COM     761195205       8878     445,667 SH       DEFINED    01          445,667
Resource Capital Corp          COM     76120w302      13090   1,000,000 SH       DEFINED    01        1,000,000
Sears Holding Corp             COM     812350106      85690     650,000 CALL     DEFINED    01          650,000
Source Interlink Co.           COM     836151209       8835     775,000 SH       DEFINED    01          775,000
Southern Union                 COM     844030106      60213   2,425,000 SH       DEFINED    01        2,425,000
Sprint Nextel Corp.            COM     852061100      51680   2,000,000 SH       DEFINED    01        2,000,000
Sprint Nextel Corp.            COM     852061100      38760   1,500,000 PUT      DEFINED    01        1,500,000
Spdr Trust Series 1            COM     78462f103      93478     720,000 PUT      DEFINED    01          720,000
Tronox Inc-Cl A                COM     897051108      14416     850,000 SH       DEFINED    01          850,000
Wendy's International Inc.     COM     950590109      63922   1,030,000 SH       DEFINED    01        1,030,000
Wendy's International Inc.     COM     950590109      52751     850,000 PUT      DEFINED    01          850,000

                               57                   2011111


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         57
Form 13F Information Table Value Total:         2,011,111
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC



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